Intangible Assets (Including Goodwill) - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 403	€ 403	€ 457	€ 443
P&ARP [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 396	396
Cash flow projected period	8 years
Carrying value	€ 1,204	1,204
Recoverable value	€ 1,554	€ 1,554
Increase discount rate		2.25%
Decrease perpetual growth rate		5.00%
Automotive Body Sheet lower shipments		65.00%
P&ARP [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow and a long term growth rate	0.00%
Cash flows projections	10.00%
P&ARP [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow and a long term growth rate	1.50%
Cash flows projections	12.00%
A&T [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 5	€ 5
AS&I [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 2	€ 2